Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Performance Share Activity
The following table summarizes information regarding performance share activity during the fiscal year ended September 30, 2015.

Performance Share Activity
	Year Ended September 30, 2015
	Number of Shares(a)	Weighted Average Grant- Date Fair Value
Non-vested and outstanding, beginning of year	301,378	$40.57
Granted	113,626	44.44
Vested	—	—
Cancelled/forfeited	(110,915)	39.71
Non-vested and outstanding, end of year	304,089	$44.49
(a)The number of common shares issued related to performance shares may range from zero to 200 percent of the number of shares shown in the table above based on our achievement of performance goals for total shareholder return relative to a selected peer group of companies.

Performance Share Fair Value Assumptions
We estimated the fair value of performance shares on the date of grant using a Monte Carlo simulation model and the following assumptions:

Fair Value Assumptions
Years Ended September 30,	2015	2014	2013
Expected stock-price volatility	18.30%	19.10%	19.40%
Dividend yield	4.18%	3.93%	3.98%
Weighted average grant-date fair value	$44.44	$42.88	$39.73

Performance Unit Activity
The following table summarizes information regarding performance unit activity during the fiscal year ended September 30, 2015.

Performance Unit Activity
Year Ended September 30, 2015
Number of Units
Non-vested and outstanding, beginning of year	12,268,921
Granted	4,785,921
Vested	—
Cancelled/forfeited	(4,369,209)
Non-vested and outstanding, end of year	12,685,633

Performance Units Fair Value Assumptions
We estimated the fair value of performance units using a Monte Carlo simulation model. The following table provides the year-end assumptions used to value our performance units:

Fair Value Assumptions
	September 30, 2015
	10/1/2014 Grant	10/1/2013 Grant
Expected stock-price volatility	20.20%	20.80%